Other Non-Current Assets	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Other Non-Current Assets
NOTE 10. OTHER NON-CURRENT ASSETS

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

Prepayments	495,660	454,190

	495,660	454,190

Prepayments are largely in relation to prepaid insurance and deposits paid to organizations involved in the clinical trials.